Intangible Assets - Schedule of Goodwill Allocated to Individual Business Segments (Details) - Business Segments [Member] - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Goodwill Allocated to Individual Business Segments [Line Items]
Total	$ 16,714	$ 16,714
Retail Banking Member]
Schedule of Goodwill Allocated to Individual Business Segments [Line Items]
Total	5,928	5,928
Wholesale BankingWholesale Banking [Member]
Schedule of Goodwill Allocated to Individual Business Segments [Line Items]
Total	2,135	2,135
Treasury [Member]
Schedule of Goodwill Allocated to Individual Business Segments [Line Items]
Total	4,513	4,513
Subsidiaries [Member]
Schedule of Goodwill Allocated to Individual Business Segments [Line Items]
Total	$ 4,138	$ 4,138